Pension Plan (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Pension Plan [Abstract]
Schedule Pension Plan Expenses

The components of the expense the Company incurred under the pension plan are as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Current service cost, net of employee contributions	$ 13	$ 10	$ 31	$ 21
Interest cost on accrued benefit obligation	32	36	63	71
Expected return on plan assets	(42)	(40)	(83)	(78)
Amortization of transitional obligation	3	3	7	7
Amortization of past service costs	2	2	4	4
Amortization of net actuarial gain	14	12	29	24
Total cost of benefit	$ 22	$ 23	$ 51	$ 49

The components of the expense the Company incurred under the pension plan are as follows (in thousands):

	Year Ended December 31,
	2012	2011
Current service cost, net of employee contributions	$32	$25
Interest cost on accrued benefit obligation	140	149
Expected return on plan assets	(156)	(159)
Amortization of transitional obligation	14	14
Amortization of past service costs	9	9
Amortization of net actuarial gain	46	33
Total cost of benefit	$85	$71

Reconciliation of Projected Benefit Obligation

The Company's obligations pursuant to the pension plan are as follows (in thousands):

	December 31,
	2012	2011
Projected benefit obligation, at beginning of year	$2,911	$2,732
Current service cost, net of employee contributions	32	25
Employee contributions	39	35
Interest cost	140	149
Actuarial loss	(49)	-
Impact of change in discount rate	395	229
Impact in change of assumptions	36	-
Benefits paid	(188)	(192)
Foreign exchange adjustment	67	(67)
Projected benefit obligation, at end of year	$3,383	$2,911

Schedule of Expected Benefit Payments	A summary of expected benefit payments related to the pension plan is as follows (in thousands):
Year ending December 31,	Pension Plan
2013	$201
2014	206
2015	230
2016	234
2017	240
2018 - 2022	$1,214

Schedule of Other Changes in Plan Assets and Benefit Obligations

Other changes in plan assets and benefit obligations recognized in other comprehensive income are as follows (in thousands):

	Year Ended December 31,
	2012	2011
Net loss	$407	$432
Amortization of prior service cost	(9)	(8)
Amortization of gain	(47)	(32)
Amortization of transitional asset	(13)	(13)
	338	379
Taxes	(92)	(102)
Total recognized in other comprehensive income, net of taxes	$246	$277

Schedule of Amounts Included in Accumulated Other Comprehensive Loss

The accumulated other comprehensive loss consists of the following amounts that have not yet been recognized as components of net benefit cost (in thousands):

	December 31,
	2012	2011
Unrecognized prior service cost	$120	$129
Unrecognized net actuarial loss	84	97
Unrecognized transitional obligation	1,542	1,182
Deferred income taxes	(507)	(415)
	$1,239	$993

Schedule of Asset Allocations

The asset allocation for the pension plan at the end of fiscal years 2012 and 2011 and the target allocation for fiscal year 2013, by asset category, is as follows:

	Allocation at December 31,		2013 Target
	2012	2011	Allocation
Equity securities	57%	58%	57%
Fixed income securities	30	34	30
Real estate	9	6	9
Other	4	2	4
Total	100%	100%	100%

Schedule of Fair Value of Plan Assets

The fair market values, by asset category are as follows (in thousands):

	December 31,
	2012	2011
Equity securities	$1,451	$1,359
Fixed income securities	764	795
Real estate	229	141
Other	102	47
Total	$2,546	$2,342

Reconciliation of Plan Assets

The Company has classified the assets as level 1. Changes in the assets held by the pension plan in the years 2012 and 2011 are as follows (in thousands):

	December 31,
	2012	2011
Fair value of plan assets, at beginning of year	$2,342	$2,424
Actual return on plan assets	131	(44)
Employer contributions	169	173
Employee contributions	39	34
Benefits paid	(188)	(192)
Foreign exchange adjustment	53	(53)
Fair value of plan assets, at end of year	$2,546	$2,342

Schedule of Funded Status

The funded status of the pension plan is as follows (in thousands):

	December 31,
	2012	2011
Projected benefit obligation	$3,383	$2,911
Fair value of plan assets	2,546	2,342
Accrued obligation (long term)	$837	$569

Schedule of Assumptions

Assumptions used in accounting for the pension plan are as follows:

	December 31,
	2012	2011
Weighted average discount rate used to determine the accrued benefit obligations	3.80%	4.80%
Discount rate used to determine the net pension expense	4.80%	5.50%
Expected long-term rate of return on plan assets	6.50%	6.50%